DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Income

Deferred income consists of the following:

	December 31,
	2011	2012
	RMB	RMB

Deferred revenue arising from Shopper’s Card Program (Note 2(m))	10,662	14,327
Deferred rebate income	17,078	18,365

	27,740	32,692